Accrued Liabilities – Other	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Note 7: Accrued Liabilities -– Other

Prior to the Merger, China Grand Resorts, Inc., recorded various liabilities that were incurred by former related parties. Management believes the relevant statute of limitations has passed and that no enforceable legal claim exists in relation to these liabilities. However, management does not intend to remove these liabilities, $1,642,118, from the Company’s financial statements until such time that the liability is formally settled or judicially released in accordance with ASC 405-20-40.